Summary of significant accounting policies - Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts, Notes and Loans Receivables
Contract assets gross						¥ 139,170,263
Allowance for doubtful accounts	$ (25,568,998)	¥ (175,799,647)	¥ (8,099,152)	$ (32,174,142)	¥ (221,213,326)	(175,799,647)
Accounts receivable and contract assets, net				200,609,882	1,379,293,243	1,110,947,916
Past-due accounts receivables				13,145,374	90,381,019	58,355,215
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	25,568,998	175,799,647	8,099,152
Provision for doubtful accounts	57,223,281	393,438,672	156,881,945
Provision for contract assets	517,452	3,557,738	10,818,550
Charge-off for accounts receivable assets	(49,044,645)	(337,206,443)
Charge-off for contract assets	(2,090,944)	(14,376,288)
Allowance for accounts receivable and contract assets, Ending balance	32,174,142	221,213,326	175,799,647
0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				6,667,366	45,841,476	12,094,422
Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				6,478,008	44,539,543	46,260,793
Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						483,637,101
Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				223,892,923	1,539,375,801	660,350,778
Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				8,891,101	61,130,768	3,589,421
Xiaoying Credit Loan
Accounts, Notes and Loans Receivables
Contract assets gross						139,170,263
Allowance for doubtful accounts	(23,240,731)	(159,791,649)	(3,366,007)	(30,045,211)	(206,575,845)	(159,791,649)
Accounts receivable and contract assets, net				197,085,731	1,355,062,950	1,069,348,513
Past-due accounts receivables				12,801,519	88,016,846	56,147,021
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	23,240,731	159,791,649	3,366,007
Provision for doubtful accounts	57,189,330	393,205,248	145,607,092
Provision for contract assets	517,452	3,557,738	10,818,550
Charge-off for accounts receivable assets	(48,811,358)	(335,602,502)
Charge-off for contract assets	(2,090,944)	(14,376,288)
Allowance for accounts receivable and contract assets, Ending balance	30,045,211	206,575,845	159,791,649
Xiaoying Credit Loan | 0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				6,494,648	44,653,954	11,541,391
Xiaoying Credit Loan | Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				6,306,871	43,362,892	44,605,630
Xiaoying Credit Loan | Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						467,329,038
Xiaoying Credit Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				218,452,165	1,501,967,864	619,089,353
Xiaoying Credit Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				8,678,777	59,670,931	3,551,508
Xiaoying Card Loan
Accounts, Notes and Loans Receivables
Contract assets gross						139,170,263
Allowance for doubtful accounts	(20,901,759)	(143,710,042)	(2,017,312)	(24,990,519)	(171,822,313)	(143,710,042)
Accounts receivable and contract assets, net				191,440,051	1,316,246,075	828,547,781
Past-due accounts receivables				11,200,418	77,008,471	49,731,167
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	20,901,759	143,710,042	2,017,312
Provision for doubtful accounts	49,187,509	338,188,729	130,874,180
Provision for contract assets	517,452	3,557,738	10,818,550
Charge-off for accounts receivable assets	(43,525,257)	(299,257,908)
Charge-off for contract assets	(2,090,944)	(14,376,288)
Allowance for accounts receivable and contract assets, Ending balance	24,990,519	171,822,313	143,710,042
Xiaoying Card Loan | 0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				5,693,023	39,142,378	10,163,559
Xiaoying Card Loan | Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				5,507,395	37,866,093	39,567,608
Xiaoying Card Loan | Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						356,644,143
Xiaoying Card Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				208,410,231	1,432,924,545	473,135,151
Xiaoying Card Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				8,020,339	55,143,843	3,308,266
Xiaoying Preferred Loan
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(2,338,972)	(16,081,607)	(1,348,695)	(5,054,692)	(34,753,532)	(16,081,607)
Accounts receivable and contract assets, net				5,645,680	38,816,875	240,800,732
Past-due accounts receivables				1,601,101	11,008,375	6,415,854
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	2,338,972	16,081,607	1,348,695
Provision for doubtful accounts	8,001,821	55,016,519	14,732,912
Charge-off for accounts receivable assets	(5,286,101)	(36,344,594)
Allowance for accounts receivable and contract assets, Ending balance	5,054,692	34,753,532	16,081,607
Xiaoying Preferred Loan | 0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				801,625	5,511,576	1,377,832
Xiaoying Preferred Loan | Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				799,476	5,496,799	5,038,022
Xiaoying Preferred Loan | Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						110,684,895
Xiaoying Preferred Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				10,041,934	69,043,319	145,954,202
Xiaoying Preferred Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				658,438	4,527,088	243,242
Xiaoying Housing Loan
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(60,823)	(418,187)	(258,462)	(17,397)	(119,616)	(418,187)
Accounts receivable and contract assets, net				774,139	5,322,594	8,863,178
Past-due accounts receivables						4,286
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	60,823	418,187	258,462
Provision for doubtful accounts	7,453	51,241	159,725
Charge-off for accounts receivable assets	(50,879)	(349,812)
Allowance for accounts receivable and contract assets, Ending balance	17,397	119,616	418,187
Xiaoying Housing Loan | 0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables						1,262
Xiaoying Housing Loan | Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables						3,024
Xiaoying Housing Loan | Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						5,401,097
Xiaoying Housing Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				753,840	5,183,029	3,869,418
Xiaoying Housing Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				37,696	259,181	10,850
Internet Channel
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(20,157)	(138,592)	(134,739)	(19,447)	(133,707)	(138,592)
Accounts receivable and contract assets, net				2,600,485	17,879,638	12,599,761
Past-due accounts receivables						121,653
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	20,157	138,592	134,739
Provision for doubtful accounts	6,433	44,227	3,853
Charge-off for accounts receivable assets	(7,143)	(49,112)
Allowance for accounts receivable and contract assets, Ending balance	19,447	133,707	138,592
Internet Channel | 0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables						7,654
Internet Channel | Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables						113,999
Internet Channel | Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						4,129,630
Internet Channel | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				2,552,059	17,546,683	8,595,788
Internet Channel | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				67,873	466,662	12,935
Other Products
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(2,247,287)	(15,451,219)	(4,339,944)	(2,092,087)	(14,384,158)	(15,451,219)
Accounts receivable and contract assets, net				149,527	1,028,061	20,136,464
Past-due accounts receivables				343,855	2,364,173	2,082,255
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	2,247,287	15,451,219	4,339,944
Provision for doubtful accounts	20,065	137,956	11,111,275
Charge-off for accounts receivable assets	(175,265)	(1,205,017)
Allowance for accounts receivable and contract assets, Ending balance	$ 2,092,087	¥ 14,384,158	¥ 15,451,219
Other Products | 0 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				172,718	1,187,522	544,115
Other Products | Over 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				171,137	1,176,651	1,538,140
Other Products | Guarantee services
Accounts, Notes and Loans Receivables
Accounts receivable gross						6,777,336
Other Products | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				2,134,859	14,678,225	28,796,219
Other Products | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				$ 106,755	¥ 733,994	¥ 14,128